Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Entity File Number	001-35866
Entity Registrant Name	KNOT Offshore Partners LP
Entity Address, Address Line One	2 Queen’s Cross,
Entity Address, City or Town	Aberdeen
Entity Address, Postal Zip Code	AB15 4YB
Entity Address, Country	GB
Entity Central Index Key	0001564180
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false